Property, plant and equipment, net (Details 4) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014 USD ($)	Mar. 31, 2014 CNY	Mar. 31, 2013 CNY	Mar. 31, 2012 CNY
Interest cost incurred
Interest cost capitalized	$ 4,168	25,912	1,274
Interest cost charged to income	11,273	70,075	70,097	3,287
Total interest cost incurred	$ 15,441	95,987	71,371	3,287